Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Schedule of Commitments	The Group had the following purchase commitments at the end of the reporting period which are not yet reflected in the financial statements.
	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Intangible assets	—	400
	—	400